Segment and Geographic Information (Tables)	9 Months Ended
Sep. 30, 2026
Segment Reporting [Abstract]
Schedule of Segment Information
The following tables summarize the Company's segment information and the consolidated totals reported (in thousands):

	Three Months Ended September 30,
	2026			2025
	Equipment Leasing	Equipment Trading	Totals	Equipment Leasing	Equipment Trading	Totals
Total revenues	$283,756	$2,025	$285,781	$332,011	$1,827	$333,838
Less:
Depreciation and amortization	77,804	190	77,994	89,044	189	89,233
Interest and debt expense	55,169	397	55,566	69,231	629	69,860
Storage and handling	11,200	—	11,200	12,406	—	12,406
Repair costs	1,755	—	1,755	2,274	—	2,274
Other operating expenses	1,313	—	1,313	1,085	—	1,085
Administrative expenses(1)	26,174	508	26,682	31,112	314	31,426
Other (income) expenses(2)	358	—	358	265	—	265
Leasing margin	$109,983	$930	$110,913	$126,594	$695	$127,289
Net trading margin	—	1,575	1,575	—	646	646
Net gain (loss) on sale of leasing equipment	48,789	—	48,789	3,167	—	3,167
Income (loss) before income taxes			$161,277			$131,102
Total assets	$8,505,380	$105,561	$8,610,941	$9,934,916	$101,178	$10,036,094
Purchases of leasing equipment and investments in sales-type leases(3)(4)	$107,560	$—	$107,560	$914,085	$—	$914,085

	Nine Months Ended September 30,
	2026			2025
	Equipment Leasing	Equipment Trading	Totals	Equipment Leasing	Equipment Trading	Totals
Total revenues	$904,758	$5,313	$910,071	$1,021,083	$5,673	$1,026,756
Less:
Depreciation and amortization	253,954	552	254,506	296,389	572	296,961
Interest and debt expense	183,379	1,702	185,081	195,610	1,270	196,880
Storage and handling	37,923	—	37,923	33,388	—	33,388
Repair costs	6,857	—	6,857	7,424	—	7,424
Other operating expenses	4,016	—	4,016	4,536	—	4,536
Administrative expenses(1)	77,896	1,247	79,143	78,949	890	79,839
Other (income) expenses(2)	900	—	900	2,499	—	2,499
Leasing margin	$339,833	$1,812	$341,645	$402,288	$2,941	$405,229
Net trading margin	—	2,627	2,627	—	1,994	1,994
Net gain (loss) on sale of leasing equipment	49,368	—	49,368	21,722	—	21,722
Income (loss) before income taxes			$393,640			$428,945
Total assets	$8,505,380	$105,561	$8,610,941	$9,934,916	$101,178	$10,036,094
Purchases of leasing equipment and investments in sales-type leases(3)(4)	$324,196	$—	$324,196	$1,014,279	$—	$1,014,279
(1)    Certain Administrative expenses have been allocated to the equipment trading segment based on a methodology that is consistent in all the periods presented.
(2)    Other (income) expenses primarily includes the provision (reversal) for doubtful accounts, unrealized gains or losses on derivative instruments and debt termination expense.
(3)    Represents cash disbursements for purchases of leasing equipment and investments in sales-type leases as reflected in the Consolidated Statements of Cash Flows for the periods indicated, but excludes cash flows associated with the purchase of equipment held for resale.
(4)    Includes purchases of assets in connection with the GCI Acquisition.

Schedule of Geographic Allocation
The following table summarizes the geographic allocation of total leasing revenues based on customers' primary domicile (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2026	2025	2026	2025
Total revenues:
Asia	$104,260	$125,396	$336,006	$391,115
Europe	149,394	174,823	478,730	536,650
Americas	13,414	14,357	42,357	45,378
Bermuda	397	1,138	2,576	3,333
Other International	18,316	18,124	50,402	50,280
Total	$285,781	$333,838	$910,071	$1,026,756
The following table summarizes the geographic allocation of equipment trading revenues based on the location of the sale (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2026	2025	2026	2025
Total equipment trading revenues:
Asia	$6,697	$1,107	$13,322	$5,271
Europe	6,877	3,785	18,204	8,207
Americas	8,268	8,863	24,192	24,139
Bermuda	—	—	—	—
Other International	3,601	3,188	10,581	7,652
Total	$25,443	$16,943	$66,299	$45,269